Bank Loan - Schedule of Bank Loan (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total	$ 980,452	$ 1,105,741
PT Bank UOB Indonesia [Member]
Short-term Debt [Line Items]
Total	$ 980,452	$ 1,105,741